                                                      Registration No. 333-43671

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 8
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)


                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


================================================================================

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Financial Statements and Part II.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies

Approximate date of proposed offering: Continuously on and after May 1, 2002

[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.


================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION IN PROSPECTUS

 1....................................Nationwide Life Insurance Company
                                      The Variable Account
 2....................................Nationwide Life Insurance Company
 3....................................Custodian of Assets
 4....................................Distribution of The Policies
 5....................................The Variable Account
 6....................................Not Applicable
 7....................................Not Applicable
 8....................................Not Applicable
 9....................................Legal Proceedings
10....................................Information About The Policies; How The
                                      Cash Value Varies; Right to Exchange for a
                                      Fixed Benefit Policy; Reinstatement; Other
                                      Policy Provisions
11                                    Investments of The Variable        Account
12....................................The Variable Account
13....................................Policy Charges
                                      Reinstatement
14....................................Underwriting and Issuance -
                                      Premium Payments
                                      Minimum Requirements for
                                      Issuance of a Policy
15....................................Investments of the Variable
                                      Account; Premium Payments
16....................................Underwriting and Issuance -
                                      Allocation of Cash Value
17....................................Surrendering The Policy for Cash
18....................................Reinvestment
19....................................Not Applicable
20....................................Not Applicable
21....................................Policy Loans
22....................................Not Applicable
23....................................Not Applicable
24....................................Not Applicable
25....................................Nationwide Life Insurance Company
26....................................Not Applicable
27....................................Nationwide Life Insurance Company
28....................................Company Management
29....................................Company Management
30....................................Not Applicable
31....................................Not Applicable
32....................................Not Applicable

N-8B-2 ITEM                           CAPTION IN PROSPECTUS

33....................................Not Applicable
34....................................Not Applicable
35....................................Nationwide Life Insurance Company
36....................................Not Applicable
37....................................Not Applicable
38....................................Distribution of The Policies
39....................................Distribution of The Policies
40....................................Not Applicable
41(a).................................Distribution of The Policies
42....................................Not Applicable
43....................................Not Applicable
44....................................How The Cash Value Varies
45....................................Not Applicable
46....................................How The Cash Value Varies
47....................................Not Applicable
48....................................Custodian of Assets
49....................................Not Applicable
50....................................Not Applicable
51....................................Summary of The Policies;
                                      Information About The Policies
52....................................Substitution of Securities
53....................................Taxation of The Company
54....................................Not Applicable
55....................................Not Applicable
56....................................Not Applicable
57....................................Not Applicable
58....................................Not Applicable
59....................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies

             Issued by Nationwide Life Insurance Company through its
                       Nationwide VLI Separate Account-4.

                   The date of this prospectus is May 1, 2002.


--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

The following underlying mutual funds are available under the policies (not all underlying mutual funds are available in every state):

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value

DREYFUS
     -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
     -    Dreyfus Stock Index Fund, Inc.: Initial Shares
     - Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT" (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund) (formerly, Nationwide(R)Mid Cap Index Fund) (formerly, Nationwide(R)Select Advisers Mid Cap Fund)
     - Federated GVIT Equity Income Fund: Class I (formerly, Federated NSAT Equity Income Fund) (formerly, Nationwide(R)Equity Income Fund)
     - Federated GVIT High Income Bond Fund: Class I (formerly, Federated NSAT High Income Bond Fund) (formerly, Nationwide(R)High Income Bond
          Fund)
     - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
     - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
     -    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
          Fund)
     -    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation
          Fund)
     - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
     -    Gartmore GVIT Investor Destinations Funds
          -    Gartmore GVIT Investor Destinations Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderate Fund
          -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
          -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
     -    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
     - Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide(R)Global 50 Fund) (formerly, Nationwide(R)Global Equity
          Fund) (subadviser: J.P. Morgan Investment Management Inc.)
     - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap Growth Fund) (formerly, Nationwide(R) Select Advisers Small Cap Growth
          Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman LLC and Waddell & Reed Investment Management Company)
     - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R)Small Cap Value Fund) (subadviser: The Dreyfus Corporation)
     -    GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company
          Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Gartmore Global Partners, Strong Capital

          Management, Inc. and Waddell & Reed Investment Management Company)
     - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund) (formerly, Nationwide(R)Balanced Fund)
     - MAS GVIT Multi Sector Bond Fund: Class I (formerly, MAS NSAT Multi Sector Bond Fund) (formerly, Nationwide(R)Multi Sector Bond Fund)
     - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund) (formerly, Nationwide(R)Strategic Growth Fund)

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

MORGAN STANLEY
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    Mid Cap Growth Portfolio
     -    U.S. Real Estate Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
     -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
          Fund)
     -    Oppenheimer Global Securities Fund/VA
     - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST) (FORMERLY, WARBURG PINCUS TRUST)
     - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     -    International Equity Portfolio (formerly, International Equity
          Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST) (FORMERLY, WARBURG PINCUS TRUST)
     - Large Cap Value Portfolio (formerly, Value Portfolio) (formerly, Growth & Income Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Nationwide GVIT Strategic Value Fund: Class I (formerly, Nationwide(R)Strategic Value Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002:

DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
          Shares

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)

For general information or to obtain FREE copies of the:

     - prospectus, annual report or semi-annual report for any underlying mutual fund; and
     -    any required Nationwide forms,

call:

                                 1-800-547-7548
                               TDD 1-800-238-3035

or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

THIS POLICY:

-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers, to provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges with an annual effective interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

TARGET PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES.................................................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICE
     CORPORATION..............................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES................................................
     Sales Load
     Tax Load
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Loan Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION...........................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfer Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

EXPERTS.......................................................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
     VALUES, AND DEATH BENEFITS...............................

APPENDIX C: PERFORMANCE SUMMARY INFORMATION...................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative, tax and sales loads, providing life insurance protection, and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter (see "Sales Load").

The tax load is 3.5% of premiums for all states (see "Tax Load").

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, the annualized rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy:

     -    monthly cost of insurance;
     - monthly cost of any additional benefits provided by riders to the policy; and
     -    monthly administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.

Nationwide does not deduct a surrender charge from the polices.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)

                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
American Century Variable Portfolios, Inc. - American Century VP
Income & Growth

American Century Variable Portfolios, Inc. - American Century VP
International

American Century Variable Portfolios, Inc. - American Century VP
Value

Credit Suisse Trust - Global Post-Venture Capital Portfolio

Credit Suisse Trust - International Focus Portfolio

Credit Suisse Trust - Large Cap Value Portfolio

Dreyfus Investment Portfolios - European Equity Portfolio: Initial
Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial
Shares

Federated Insurance Series - Federated Quality Bond Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class

Fidelity VIP Growth Portfolio:  Service Class

Fidelity VIP High Income Portfolio:  Service Class

Fidelity VIP Overseas Portfolio:  Service Class

Fidelity VIP II Contrafund(R) Portfolio:  Service Class

Fidelity VIP III Growth Opportunities Portfolio:  Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I

GVIT Federated GVIT Equity Income Fund: Class I

GVIT Federated GVIT High Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging Markets Fund: Class I

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I

GVIT Gartmore GVIT Growth Fund: Class I

GVIT Gartmore GVIT International Growth Fund: Class I

GVIT Gartmore GVIT Investor Destinations Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately Conservative
Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market Fund: Class I

GVIT Gartmore GVIT Total Return Fund: Class I

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I

GVIT GVIT Small Cap Growth Fund: Class I

GVIT GVIT Small Cap Value Fund: Class I

GVIT GVIT Small Company Fund: Class I

GVIT J.P. Morgan GVIT Balanced Fund: Class I

GVIT MAS GVIT Multi Sector Bond Fund: Class I

GVIT Nationwide GVIT Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap Growth Fund: Class I

GVIT Turner GVIT Growth Focus Fund: Class I

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares

Janus Aspen Series - International Growth Portfolio: Service Shares

                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
Neuberger Berman AMT Guardian Portfolio

Neuberger Berman AMT Mid-Cap Growth Portfolio

Neuberger Berman AMT Partners Portfolio

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth
Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Global Securities
Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth
& Income Fund/VA

Strong Opportunity Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging Markets Debt
Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          before expense reimbursement)

                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
Credit Suisse Trust - Global Post-Venture Capital Portfolio

Credit Suisse Trust - International Focus Portfolio

Credit Suisse Trust - Large Cap Value Portfolio

Dreyfus Investment Portfolios - European Equity Portfolio: Initial
Shares

Federated Insurance Series - Federated Quality Bond Fund II

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I

GVIT Federated GVIT Equity Income Fund: Class I

GVIT Federated GVIT High Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging Markets Fund: Class I

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I

GVIT Gartmore GVIT Growth Fund: Class I

GVIT Gartmore GVIT International Growth Fund: Class I

GVIT Gartmore GVIT Investor Destinations Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market Fund: Class I

GVIT Gartmore GVIT Total Return Fund: Class I

                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I

GVIT GVIT Small Cap Growth Fund: Class I

GVIT GVIT Small Cap Value Fund: Class I

GVIT GVIT Small Company Fund: Class I

GVIT J.P. Morgan GVIT Balanced Fund: Class I

GVIT MAS GVIT Multi Sector Bond Fund: Class I

GVIT Nationwide GVIT Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap Growth Fund: Class I

GVIT Turner GVIT Growth Focus Fund: Class I

Strong Opportunity Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging Markets Debt
Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund


SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

Riders may be added to the policy (availability varies by state).

Riders currently include:
-    Additional Protection Rider;
-    Change of Insured Rider; and
-    Maturity Extension Rider (not available in New York).

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods in accordance with applicable law and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash value to the fixed account. No transfer charges will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so. Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     (1) shares of a current underlying mutual fund option are no longer available for investment; or

     (2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.

The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. Current rates are set at the beginning of each calendar quarter. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include: o the insured must be 80 or younger; o Nationwide may require satisfactory evidence of insurability (including a medical exam); and o a minimum specified amount of $50,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day            -  Independence Day
-  Martin Luther King, Jr.   -  Labor Day
   Day
-  Presidents' Day           -  Thanksgiving
-  Good Friday               -  Christmas
-  Memorial Day

Nationwide also will not price premiums if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. Currently, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% of all premiums thereafter. The target premium is a premium based upon the specified amount. It is the level annual premium amount at which the sales load is reduced on a current basis.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may be more or less than the amount actually assessed in the state in which a particular policy owner resides.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will be unisex and will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical," guaranteed issue, or simplified issue basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month in all policy years. On a guaranteed basis, this charge is $10 per month in all policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions may vary from policy to policy because they are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, this rate will be equal to an annualized rate of 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

To the extent that future levels of mortality and expenses are less than or equal to those expected, Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, monthly administrative charge, monthly cost of insurance charge, or other charges), and Nationwide may modify the cash surrender value enhancement, where the size or nature of the group results in savings in sales, underwriting, administrative, or other costs to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide, including employees of Nationwide and their families. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -    the number of insureds;

     -    the total premium expected to be paid;

     -    total assets under management for the policy owner;

     -    the nature of the relationship among individual insureds;

     -    the purpose for which the policies are being purchased;

     -    the expected persistency of individual policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account, the daily crediting of interest in the fixed account, and activity in the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender of the policy, minus any indebtedness or other deductions due on that date, plus any applicable temporary enhancement.

Other Amounts Paid at Surrender

For policies purchased by corporations and other groups, an amount may be paid by Nationwide in addition to the policy's cash value if, during a limited, specified time period, the policy is completely surrendered and the proceeds are paid directly to the entity that was the policy owner on the date of issue. These payment will not be made from the policy, but are a separate obligation of Nationwide. This additional surrender payment may not apply to partial surrenders, or to complete surrenders for which the policy owner instructs that proceeds be paid to a party other than the policy owner as of the date of issue. This additional surrender payment is not available to policies purchased by individuals.

The amount, duration, and availability of additional surrender payments made by Nationwide may vary based on a number of factors, including:

-    the number of insureds;

-    the nature of the relationship among individual insureds;

-    the purpose for which the policies are being purchased;

-    the expected persistency of the policies; and

- any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

Nationwide will pay surrender payments that are in addition to the policy's cash value from its general account. CORPORATE PURCHASERS ARE URGED TO CONSULT THEIR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     (1)  the minimum partial surrender is $500;
     (2) partial surrenders may not reduce the specified amount to less than $50,000;
     (3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and
     (4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

     (1)  the surrender occurs before the 15th policy anniversary; and

     (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

     (1)  against the most recent increase in the specified amount;

     (2) against the next most recent increases in the specified amount in succession; and

     (3)  against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.
In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period, plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     (1)  the request must be applied for in writing;

     (2)  satisfactory evidence of insurability must be provided;

     (3)  the increase must be for a minimum of $10,000;

     (4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

     (5)  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

     (1)  against insurance provided by the most recent increase;

     (2)  against the next most recent increases successively; and

     (3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

     (1)  reduce the specified amount to less than $50,000; or

     (2)  disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums may be allocated to the sub-accounts during the period in which the policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I or the fixed account. At the expiration of this period, these premiums are used to purchase units of the sub-accounts which correspond to shares of the underlying mutual funds specified by the policy owner. Shares of the underlying mutual funds are purchased at net asset value then converted into unit values for purposes of determining the policy owner's interest in the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value of each sub-account for the immediately preceding valuation period by the net investment factor of the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the sum of:

     (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this annualized rate will be 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

- Nationwide reserves the right to limit such transfers to one per policy year;

- transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide);

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively;

- transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer;

- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period; and

- Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the sub-accounts, plus 100% of the cash value in the fixed account, plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in current taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

LOAN INTEREST

The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.4% in policy years 1 through 4, 3.25% in policy years 5 through 20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion.

Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law if it is determined that such loans will be treated, as a result of the difference between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers the more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, GVIT

Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I, and the GVIT Gartmore GVIT Money Market Fund: Class I.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.

OPTION 3.  The death benefit is the greater of:

     (i)  the applicable percentage of the cash value as of the date of death;
          or

     (ii) the sum of the specified amount and the lesser of:

          (a)  the maximum increase amount shown on the policy, or

          (b) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy.

Once elected, Option 3 is irrevocable.

                       APPLICABLE PERCENTAGE OF CASH VALUE
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


 ATTAINED    PERCENTAGE     ATTAINED    PERCENTAGE      ATTAINED    PERCENTAGE
   AGE      OF CASH VALUE     AGE      OF CASH VALUE      AGE      OF CASH VALUE

  0-40          250%           60          130%            80          105%
    41          243%           61          128%            81          105%
    42          236%           62          126%            82          105%
    43          229%           63          124%            83          105%
    44          222%           64          122%            84          105%

    45          215%           65          120%            85          105%
    46          209%           66          119%            86          105%
    47          203%           67          118%            87          105%
    48          197%           68          117%            88          105%
    49          191%           69          116%            89          105%

    50          185%           70          115%            90          105%
    51          178%           71          113%            91          104%
    52          171%           72          111%            92          103%
    53          164%           73          109%            93          102%
    54          157%           74          107%            94          101%

 ATTAINED    PERCENTAGE     ATTAINED    PERCENTAGE      ATTAINED    PERCENTAGE
   AGE      OF CASH VALUE     AGE      OF CASH VALUE      AGE      OF CASH VALUE



    55          150%           75          105%            95          101%
    56          146%           76          105%            96          101%
    57          142%           77          105%            97          101%
    58          138%           78          105%            98          101%
    59          134%           79          105%            99          101%

In the event the policy owner has a substandard rating, the above percentages will differ.


                       APPLICABLE PERCENTAGE OF CASH VALUE
                          CASH VALUE ACCUMULATION TEST

 ATTAINED     PERCENTAGE     ATTAINED    PERCENTAGE     ATTAINED    PERCENTAGE
   AGE       OF CASH VALUE     AGE      OF CASH VALUE     AGE      OF CASH VALUE

    16          708.43%         44         292.29%         72         141.69%
    17          687.69%         45         283.37%         73         139.10%
    18          667.85%         46         274.79%         74         136.66%
    19          648.73%         47         266.55%         75         134.38%

    20          630.14%         48         258.61%         76         133.56%
    21          611.94%         49         250.98%         77         132.83%
    22          594.06%         50         243.65%         78         132.18%
    23          576.45%         51         236.59%         79         131.58%
    24          559.07%         52         229.82%         80         131.04%
    25          541.95%         53         223.34%         81         130.55%

    26          525.08%         54         217.13%         82         130.12%
    27          508.52%         55         211.19%         83         127.37%
    28          492.32%         56         205.51%         84         124.75%
    29          476.49%         57         200.06%         85         122.27%
    30          461.08%         58         194.84%         86         119.90%

    31          446.10%         59         189.84%         87         117.63%
    32          431.57%         60         185.03%         88         115.44%
    33          417.50%         61         180.43%         89         113.31%
    34          403.89%         62         176.02%         90         112.35%
    35          390.73%         63         171.81%         91         111.38%

    36          378.03%         64         167.80%         92         110.38%
    37          365.79%         65         163.98%         93         109.32%
    38          354.01%         66         160.34%         94         108.18%
    39          342.67%         67         156.86%         95         106.94%
    40          331.77%         68         153.54%         96         105.62%

    41          321.30%         69         150.37%         97         104.27%
    42          311.24%         70         147.33%         98         102.99%
    43          301.57%         71         144.44%         99         100.00%

In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and may not be changed.

Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value after a change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option changes. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount in which the total premiums paid exceed the premium limit required by state law to qualify the policy as a contract for life insurance.


MAXIMUM DEATH BENEFIT

For polices issued after the later of May 1, 2002 or the date Nationwide is authorized to issue policies with a "Maximum Death Benefit" within the Policy Owner's state, Nationwide reserves the right to limit the amount of insurance under any certificate to the Maximum Death Benefit. Currently, the Maximum Death Benefit is equal to the sum of the cash value and $8,000,000. The Maximum Death Benefit may be increased at Nationwide's sole discretion.

The death benefit will be calculated on the monthly anniversary and upon the death of the insured. If the calculation exceeds the Maximum Death Benefit, Nationwide reserves the right to pay to the Policy Owner a pre-death distribution to reduce the cash value so that the death benefit will not exceed $7,200,000 plus the cash value. If death benefit Option 3 is applicable and the accumulated premium account is greater than the cash value, Nationwide reserves the right to reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the cash value immediately before the distribution. The accumulated premium account will not become less than zero because of a pre-death distribution.

Nationwide will notify the Policy Owner that a pre-death distribution and/or a reduction in the accumulated premium account has been generated. Such notice shall be sent no later than thirty days after the event. Taxes arising from the pre-death distribution, if any, are the responsibility of the Policy Owner. Policy Owners are urged to confer with their tax advisers regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.


PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE

If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to or subtracted from (3), where:

     (1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

     (2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

     (3)  is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time, upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash value to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary date is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary date will be allowed for the payment of a premium of at least three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     (2)  providing evidence of insurability satisfactory to Nationwide;

     (3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     (4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     (5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.

Amounts will be allocated based on the fund allocation factors in effect at the start of the grace period, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance polciy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

DUE TO THE COMPLEXITY OF THESE RULES, AND BECAUSE THEY ARE AFFECTED BY THE FACTS AND CIRCUMSTANCES OF THE INSURED, THE INSURED SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISERS REGARDING THESE MATTERS.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy. (For examples see, Winn-Dixie Stores, Inc. v. Commissioner of Internal Revenue (11th Cir., 2001); American Elec. Power, Inc. v. United States (S.D. Ohio 2001); and IRS v. CM Holdings, Inc. (D. Del. 2000)).

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS

The financial statements of Nationwide Life Insurance Company and Nationwide VLI Separate Account-4 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933, with respect to the policies offered by this prospectus. This prospectus does not contain all the information in the Registration Statement and the exhibits to the Registration Statement. Statements contained in this prospectus as to the content of policies are summaries and the policy owner must read the policy to fully understand the policy owner's rights and obligations.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4;
     -    Nationwide VLI Separate Account-5;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    Nationwide VA Separate Account-A;
     -    Nationwide VA Separate Account-B;
     -    Nationwide VA Separate Account-C;
     -    Nationwide VL Separate Account-A;
     -    Nationwide VL Separate Account-B;
     -    Nationwide VL Separate Account-C; and

     -    Nationwide VL Separate Account-D.

Gross first year commissions plus any expense allowance payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 5% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter.

No underwriting commissions have been paid by Nationwide to NISC.

NISC DIRECTORS AND OFFICERS

                                                                                       POSITIONS AND OFFICES
               NAME AND BUSINESS ADDRESS                                                  WITH UNDERWRITER
W. G. Jurgensen                                                                     Chief Executive Officer and
One Nationwide Plaza                                                                          Director
Columbus, OH 43215

Joseph J. Gasper                                                                 Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                                                     Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                                                President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                                                Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                                         Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                                 Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                                                Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                                                Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                                        Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden                                                                 Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215

E. Gary Berndt                                                                          Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Carol L. Dove                                                   Associate Vice President - Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-3;
     -    Nationwide Variable Account-4;
     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Variable Account-7;
     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    MFS Variable Account;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide VLI Separate Account;
     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4; and
     -    Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE

DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
     PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR        PRINCIPAL OCCUPATION
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Yvonne M. Curl                                 Director           Vice President, Chief Marketing Officer for Avaya Inc.(2)
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920

Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel Farms, Inc. (1)
1647 Falls Road
Clarks Summit, PA 18411

Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative Oil Company (1)
301 East Marshall Street
Marshall, MN 56258

Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator, Melrose
1558 West Moreland Road                                           Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                         President and Chief      President and Chief Operating Officer, Nationwide Life Insurance
One Nationwide Plaza                    Operating Officer and     Company and Nationwide Life and Annuity Insurance Company (1)
Columbus, OH 43215                             Director

W.G. Jurgensen                         Chief Executive Officer    Chairman and Chief Executive Officer (3)
One Nationwide Plaza                         and Director
Columbus, OH 43215

David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
115 Sprague Drive                              Director
Hebron, OH 43025

Ralph M. Paige                                 Director           Executive Director Federation of Southern Cooperatives/Land
Federation of Southern                                            Assistance Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344

James F. Patterson                             Director           Vice President, Pattersons, Inc.; President, Patterson Farms,
8765 Mulberry Road                                                Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                               Director           President and Chief Executive Officer, K&B Transport, Inc. (1)
1356 North Wenger Road
Dalton, OH 44618

Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

     (1)  Principal occupation for last 5 years.
     (2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.
     (3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.

Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE


OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
Richard D. Headley                                   Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                                    Executive Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                       Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                     Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                    Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

Thomas L. Crumrine                                   Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                     Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                       Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Patricia R. Hatler                                   Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215

David K. Hollingsworth                               Senior Vice President - Business Development and Sponsor Relations
One Nationwide Plaza
Columbus, OH 43215

David R. Jahn                                        Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                     Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
Gregory S. Lashutka                                  Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215

Edwin P. McCausland, Jr.                             Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215

Mark D. Phelan                                       Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215

Douglas C. Robinette                                 Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                     Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Richard M. Waggoner                                  Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                      Senior Vice President - Product Management and Nationwide Financial
One Nationwide Plaza                                 Marketing
Columbus, OH 43215


W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief

Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.

THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1989 Mr. Crumrine held several positions with Nationwide.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Strategy since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headly was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to Octover 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.

MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previouly, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous


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positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.

DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Js. James has been with Nationwide for 19 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a


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position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.


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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business


                                       36
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     activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     LARGE CAP VALUE PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002) Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's manager.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.


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FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio,


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     under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT EQUITY INCOME FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

         GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
         Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
         Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
         Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.
       AMT GUARDIAN PORTFOLIO
       Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

       AMT MID-CAP GROWTH PORTFOLIO
       Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

       AMT PARTNERS PORTFOLIO
       Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND) Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for cash value, cash surrender value, and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The illustrations assume that no temporary enhancement applies, and consequently, the cash surrender value equals the cash value less indebtedness, or other deductions. The guaranteed mortality and expense risk charges. The guaranteed mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized effective rate of 0.75% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 5 through 20 are equivalent to an annualized rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 21 and after are equivalent to an annualized rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized rate of ____% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001ome underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been ____Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of _____%, _____% and _____% for policy years one through four, and rates of -____%, _____% and _____% for policy years five through twenty, and rates of -______%, _____% and _____% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of _____%, _____% and ______% for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% thereafter. Nationwide also deducts a tax load of 3.5%, both current and guaranteed, from all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5.00 per month and guaranteed not to exceed $10.00. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      87,893      87,893      1,703,050     93,328      93,328     1,703,050    98,765       98,765     1,703,050
    2       215,250     174,304      174,304     1,703,050    190,691     190,691     1,703,050    207,735     207,735     1,703,050
    3       331,013     259,589      259,589     1,703,050    292,638     292,638     1,703,050    328,383     328,383     1,703,050
    4       452,563     343,716      343,716     1,703,050    399,352     399,352     1,703,050    461,942     461,942     1,703,050
    5       580,191     427,276      427,276     1,703,050    511,777     511,777     1,703,050    610,687     610,687     1,703,050
    6       714,201     509,757      509,757     1,703,050    629,623     629,623     1,703,050    775,345     775,345     1,889,055
    7       854,911     591,227      591,227     1,703,050    753,101     753,101     1,781,735    956,746     956,746     2,263,532
    8       897,656     579,704      579,704     1,703,050    785,005     785,005     1,804,095   1,054,285   1,054,285    2,422,953
    9       942,539     567,927      567,927     1,703,050    818,149     818,149     1,827,191   1,161,611   1,161,611    2,594,255
   10       989,666     555,847      555,847     1,703,050    852,560     852,560     1,851,109   1,279,669   1,279,669    2,778,463
   11      1,039,150    543,454      543,454     1,703,050    888,304     888,304     1,875,956   1,409,546   1,409,546    2,976,734
   12      1,091,107    530,699      530,699     1,703,050    925,421     925,421     1,901,743   1,552,395   1,552,395    3,190,176
   13      1,145,662    517,566      517,566     1,703,050    963,979     963,979     1,928,508   1,709,528   1,709,528    3,420,030
   14      1,202,945    504,009      504,009     1,703,050   1,004,028   1,004,028    1,956,234   1,882,350   1,882,350    3,667,545
   15      1,263,093    489,837      489,837     1,703,050   1,045,513   1,045,513    1,984,711   2,072,193   2,072,193    3,933,674
   16      1,326,247    474,953      474,953     1,703,050   1,088,455   1,088,455    2,013,934   2,280,647   2,280,647    4,219,809
   17      1,392,560    459,237      459,237     1,703,050   1,132,872   1,132,872    2,043,942   2,509,431   2,509,431    4,527,547
   18      1,462,188    442,520      442,520     1,703,050   1,178,752   1,178,752    2,074,774   2,760,346   2,760,346    4,858,611
   19      1,535,297    424,618      424,618     1,703,050   1,226,085   1,226,085    2,106,489   3,035,349   3,035,349    5,214,916
   20      1,612,062    405,357      405,357     1,703,050   1,274,879   1,274,879    2,139,169   3,336,600   3,336,600    5,598,609
   21      1,692,665    386,716      386,716     1,703,050   1,328,153   1,328,153    2,177,809   3,674,742   3,674,742    6,025,577
   22      1,777,298    368,072      368,072     1,703,050   1,384,207   1,384,207    2,219,327   4,048,773   4,048,773    6,491,480
   23      1,866,163    348,296      348,296     1,703,050   1,442,486   1,442,486    2,262,666   4,460,438   4,460,438    6,996,590
   24      1,959,471    326,864      326,864     1,703,050   1,502,843   1,502,843    2,307,452   4,912,730   4,912,730    7,542,963
   25      2,057,445    303,565      303,565     1,703,050   1,565,338   1,565,338    2,353,689   5,409,544   5,409,544    8,133,950
   26      2,160,317    278,142      278,142     1,703,050   1,630,025   1,630,025    2,401,466   5,955,110   5,955,110    8,773,480
   27      2,268,333    250,346      250,346     1,703,050   1,696,984   1,696,984    2,450,999   6,554,142   6,554,142    9,466,321
   28      2,381,750    219,859      219,859     1,703,050   1,766,277   1,766,277    2,502,552   7,211,728   7,211,728   10,217,950
   29      2,500,837    186,283      186,283     1,703,050   1,837,950   1,837,950    2,556,430   7,933,347   7,933,347   11,034,603
   30      2,625,879    149,142      149,142     1,703,050   1,912,038   1,912,038    2,612,909   8,724,920   8,724,920   11,923,097

     (1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
     (2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

     BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,727      81,727      1,703,050     86,912      86,912     1,703,050    92,101       92,101     1,703,050
    2       215,250     161,835      161,835     1,703,050    177,327     177,327     1,703,050    193,450     193,450     1,703,050
    3       331,013     240,375      240,375     1,703,050    271,456     271,456     1,703,050    305,099     305,099     1,703,050
    4       452,563     317,389      317,389     1,703,050    369,515     369,515     1,703,050    428,214     428,214     1,703,050
    5       580,191     392,898      392,898     1,703,050    471,721     471,721     1,703,050    564,096     564,096     1,703,050
    6       714,201     466,928      466,928     1,703,050    578,323     578,323     1,703,050    714,203     714,203     1,740,086
    7       854,911     539,473      539,473     1,703,050    689,561     689,561     1,703,050    877,974     877,974     2,077,167
    8       897,656     520,373      520,373     1,703,050    710,093     710,093     1,703,050    956,952     956,952     2,199,263
    9       942,539     500,487      500,487     1,703,050    730,860     730,860     1,703,050   1,042,574   1,042,574    2,328,405
   10       989,666     479,693      479,693     1,703,050    751,830     751,830     1,703,050   1,135,333   1,135,333    2,465,076
   11      1,039,150    457,873      457,873     1,703,050    772,982     772,982     1,703,050   1,235,776   1,235,776    2,609,760
   12      1,091,107    434,913      434,913     1,703,050    794,309     794,309     1,703,050   1,344,509   1,344,509    2,762,971
   13      1,145,662    410,696      410,696     1,703,050    815,808     815,808     1,703,050   1,462,195   1,462,195    2,925,223
   14      1,202,945    385,080      385,080     1,703,050    837,473     837,473     1,703,050   1,589,539   1,589,539    3,097,034
   15      1,263,093    357,875      357,875     1,703,050    859,273     859,273     1,703,050   1,727,267   1,727,267    3,278,895
   16      1,326,247    328,821      328,821     1,703,050    881,149     881,149     1,703,050   1,876,105   1,876,105    3,471,297
   17      1,392,560    297,580      297,580     1,703,050    903,015     903,015     1,703,050   2,036,768   2,036,768    3,674,762
   18      1,462,188    263,760      263,760     1,703,050    924,774     924,774     1,703,050   2,209,992   2,209,992    3,889,907
   19      1,535,297    226,914      226,914     1,703,050    946,326     946,326     1,703,050   2,396,548   2,396,548    4,117,416
   20      1,612,062    186,553      186,553     1,703,050    967,578     967,578     1,703,050   2,597,263   2,597,263    4,358,047
   21      1,692,665    142,196      142,196     1,703,050    988,474     988,474     1,703,050   2,813,105   2,813,105    4,612,727
   22      1,777,298     93,321      93,321      1,703,050   1,008,969   1,008,969    1,703,050   3,045,146   3,045,146    4,882,345
   23      1,866,163     39,358      39,358      1,703,050   1,029,028   1,029,028    1,703,050   3,294,587   3,294,587    5,167,851
   24      1,959,471      (*)          (*)          (*)      1,048,585   1,048,585    1,703,050   3,562,657   3,562,657    5,470,073
   25      2,057,445      (*)          (*)          (*)      1,067,506   1,067,506    1,703,050   3,850,514   3,850,514    5,789,745
   26      2,160,317      (*)          (*)          (*)      1,085,588   1,085,588    1,703,050   4,159,221   4,159,221    6,127,652
   27      2,268,333      (*)          (*)          (*)      1,102,557   1,102,557    1,703,050   4,489,726   4,489,726    6,484,631
   28      2,381,750      (*)          (*)          (*)      1,118,067   1,118,067    1,703,050   4,842,854   4,842,854    6,861,606
   29      2,500,837      (*)          (*)          (*)      1,131,732   1,131,732    1,703,050   5,219,418   5,219,418    7,259,762
   30      2,625,879      (*)          (*)          (*)      1,143,188   1,143,188    1,703,050   5,620,500   5,620,500    7,680,731

     (1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
     (2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
     (*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

     FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      87,693      87,693      1,790,742     93,116      93,116     1,796,165    98,541       98,541     1,801,591
    2       215,250     173,661      173,661     1,876,710    189,982     189,982     1,893,031    206,956     206,956     1,910,006
    3       331,013     258,265      258,265     1,961,314    291,119     291,119     1,994,168    326,650     326,650     2,029,699
    4       452,563     341,444      341,444     2,044,494    396,642     396,642     2,099,691    458,730     458,730     2,161,780
    5       580,191     423,736      423,736     2,126,786    507,387     507,387     2,210,436    605,281     605,281     2,308,331
    6       714,201     504,585      504,585     2,207,635    622,956     622,956     2,326,005    767,119     767,119     2,470,169
    7       854,911     584,032      584,032     2,287,082    743,602     743,602     2,446,651    945,912     945,912     2,648,961
    8       897,656     570,390      570,390     2,273,439    772,305     772,305     2,475,355   1,040,662   1,040,662    2,743,712
    9       942,539     556,386      556,386     2,259,435    801,828     801,828     2,504,877   1,145,031   1,145,031    2,848,080
   10       989,666     541,957      541,957     2,245,007    832,141     832,141     2,535,190   1,259,980   1,259,980    2,963,030
   11      1,039,150    527,103      527,103     2,230,153    863,274     863,274     2,566,323   1,386,640   1,386,640    3,089,689
   12      1,091,107    511,770      511,770     2,214,819    895,205     895,205     2,598,255   1,526,205   1,526,205    3,229,255
   13      1,145,662    495,948      495,948     2,198,998    927,958     927,958     2,631,008   1,680,048   1,680,048    3,383,097
   14      1,202,945    479,590      479,590     2,182,640    961,515     961,515     2,664,565   1,849,608   1,849,608    3,603,750
   15      1,263,093    462,447      462,447     2,165,497    995,652     995,652     2,698,701   2,036,096   2,036,096    3,865,149
   16      1,326,247    444,410      444,410     2,147,459   1,030,272   1,030,272    2,733,322   2,240,917   2,240,917    4,146,299
   17      1,392,560    425,348      425,348     2,128,397   1,065,254   1,065,254    2,768,303   2,465,714   2,465,714    4,448,673
   18      1,462,188    405,070      405,070     2,108,119   1,100,403   1,100,403    2,803,453   2,712,258   2,712,258    4,773,968
   19      1,535,297    383,380      383,380     2,086,429   1,135,511   1,135,511    2,838,560   2,982,469   2,982,469    5,124,064
   20      1,612,062    360,106      360,106     2,063,156   1,170,380   1,170,380    2,873,429   3,278,470   3,278,470    5,501,070
   21      1,692,665    337,637      337,637     2,040,686   1,208,722   1,208,722    2,911,772   3,610,720   3,610,720    5,920,599
   22      1,777,298    315,410      315,410     2,018,459   1,248,950   1,248,950    2,951,999   3,978,233   3,978,233    6,378,382
   23      1,866,163    291,996      291,996     1,995,046   1,289,682   1,289,682    2,992,731   4,382,725   4,382,725    6,874,691
   24      1,959,471    266,803      266,803     1,969,852   1,330,318   1,330,318    3,033,367   4,827,136   4,827,136    7,411,542
   25      2,057,445    239,659      239,659     1,942,708   1,370,656   1,370,656    3,073,705   5,315,293   5,315,293    7,992,231
   26      2,160,317    210,356      210,356     1,913,405   1,410,446   1,410,446    3,113,496   5,851,352   5,851,352    8,620,617
   27      2,268,333    178,726      178,726     1,881,775   1,449,463   1,449,463    3,152,512   6,439,945   6,439,945    9,301,385
   28      2,381,750    144,544      144,544     1,847,593   1,487,410   1,487,410    3,190,460   7,086,073   7,086,073   10,039,916
   29      2,500,837    107,530      107,530     1,810,580   1,523,919   1,523,919    3,226,968   7,795,118   7,795,118   10,842,338
   30      2,625,879     67,369      67,369      1,770,419   1,558,560   1,558,560    3,261,609   8,572,897   8,572,897   11,715,349

     (1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
     (2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

     BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY    INTEREST       CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,320      81,320      1,784,370     86,479      86,479     1,789,529    91,643       91,643     1,794,693
    2       215,250     160,582      160,582     1,863,631    175,944     175,944     1,878,993    191,931     191,931     1,894,980
    3       331,013     237,787      237,787     1,940,836    268,484     268,484     1,971,534    301,708     301,708     2,004,758
    4       452,563     312,918      312,918     2,015,968    364,179     364,179     2,067,229    421,888     421,888     2,124,938
    5       580,191     385,928      385,928     2,088,978    463,074     463,074     2,166,123    553,442     553,442     2,256,492
    6       714,201     456,767      456,767     2,159,816    565,216     565,216     2,268,266    697,439     697,439     2,400,489
    7       854,911     525,318      525,318     2,228,367    670,585     670,585     2,373,635    854,985     854,985     2,558,035
    8       897,656     502,065      502,065     2,205,115    684,336     684,336     2,387,385    927,053     927,053     2,630,103
    9       942,539     477,851      477,851     2,180,901    697,264     697,264     2,400,314   1,005,023   1,005,023    2,708,073
   10       989,666     452,555      452,555     2,155,605    709,194     709,194     2,412,244   1,089,353   1,089,353    2,792,402
   11      1,039,150    426,076      426,076     2,129,126    719,960     719,960     2,423,009   1,180,561   1,180,561    2,883,611
   12      1,091,107    398,330      398,330     2,101,379    729,404     729,404     2,432,454   1,279,240   1,279,240    2,982,290
   13      1,145,662    369,234      369,234     2,072,283    737,363     737,363     2,440,412   1,386,041   1,386,041    3,089,090
   14      1,202,945    338,690      338,690     2,041,739    743,649     743,649     2,446,698   1,501,662   1,501,662    3,204,712
   15      1,263,093    306,550      306,550     2,009,599    748,011     748,011     2,451,061   1,626,820   1,626,820    3,329,869
   16      1,326,247    272,599      272,599     1,975,648    750,119     750,119     2,453,168   1,762,228   1,762,228    3,465,278
   17      1,392,560    236,556      236,556     1,939,606    749,554     749,554     2,452,603   1,908,602   1,908,602    3,611,651
   18      1,462,188    198,110      198,110     1,901,160    745,844     745,844     2,448,893   2,066,688   2,066,688    3,769,737
   19      1,535,297    156,935      156,935     1,859,985    738,477     738,477     2,441,527   2,237,292   2,237,292    3,940,341
   20      1,612,062    112,710      112,710     1,815,760    726,919     726,919     2,429,968   2,421,298   2,421,298    4,124,348
   21      1,692,665     65,185      65,185      1,768,235    710,678     710,678     2,413,728   2,619,752   2,619,752    4,322,802
   22      1,777,298     14,131      14,131      1,717,180    689,262     689,262     2,392,311   2,833,823   2,833,823    4,543,527
   23      1,866,163      (*)          (*)          (*)       662,171     662,171     2,365,220   3,064,679   3,064,679    4,807,219
   24      1,959,471      (*)          (*)          (*)       628,792     628,792     2,331,842   3,313,365   3,313,365    5,087,313
   25      2,057,445      (*)          (*)          (*)       588,304     588,304     2,291,354   3,580,821   3,580,821    5,384,227
   26      2,160,317      (*)          (*)          (*)       539,664     539,664     2,242,713   3,867,865   3,867,865    5,698,406
   27      2,268,333      (*)          (*)          (*)       481,595     481,595     2,184,644   4,175,210   4,175,210    6,030,367
   28      2,381,750      (*)          (*)          (*)       412,592     412,592     2,115,641   4,503,591   4,503,591    6,380,921
   29      2,500,837      (*)          (*)          (*)       331,033     331,033     2,034,083   4,853,767   4,853,767    6,751,172
   30      2,625,879      (*)          (*)          (*)       235,416     235,416     1,938,465   5,226,741   5,226,741    7,142,638

     (1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
     (2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
     (*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

     FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                         PERFORMANCE TABLES TOTAL RETURN

                                                      Annual Percentage                Non-annualized Percentage Change
                                                            Change

                                Fund       Unit                            1 mo      1 Yr     2 Yrs      3 Yrs     5 Yrs   Inception
UNDERLYING INVESTMENT OPTIONS  Inception  Values   1998     1999    2000     To        to        to        to        to        to
                               Date**    12/31/00                         12/31/00  12/31/00  12/31/00  12/31/00  12/31/00  12/31/00

American Century Variable      10/30/97    11.40    N/A    26.36%  17.55%  1.25%    -10.97%     4.65%    32.23%      N/A     42.46%
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable      5/2/94      13.22   18.16%  18.29%  63.39%  5.11%    -17.16%    35.35%    60.12%    115.62%  128.27%
Portfolios, Inc. - American
Century VP International

American Century Variable      5/1/96      10.89   25.58%  4.39%   -1.25%  5.67%     17.67%    16.21%    21.31%      N/A     70.60%
Portfolios, Inc. - American
Century VP Value



Credit Suisse Trust - Global   9/30/96     11.92   12.88%  6.08%   62.85%  2.88%    -19.26%    31.47%    39.48%      N/A     53.52%
Post-Venture Capital
Portfolio

Credit Suisse Trust -          6/30/95     10.03   -2.65%  4.93%   52.82%  2.67%    -26.19%    12.81%    18.36%     26.24%   35.15%
International Focus Portfolio

Credit Suisse Trust - Large   10/31/97     11.41    N/A   11.68%    5.82%  6.90%      8.48%    14.79%    28.19%      N/A     33.10%
Cap Value Portfolio



Dreyfus Investment             4/30/99     12.61    N/A     N/A      N/A   6.56%     -2.39%      N/A      N/A        N/A     25.78%
Portfolios-European Equity
Portfolio: Initial Shares

The Dreyfus Socially           10/6/93     12.80   27.92%  28.86%  29.56%  0.10%    -11.39%    14.81%    47.96%    128.49%  232.05%
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,      9/29/89     11.97   32.43%  27.70%  20.12%  0.46%     -9.64%     8.53%    38.62%    123.97%  352.03%
Inc.: Initial Shares

Dreyfus Variable Investment     4/5/93     12.11   27.55%  29.70%  11.01% -0.04%     -1.05%     9.85%    42.46%    127.23%  230.13%
Fund- Appreciation Portfolio:
Initial Shares


Federated Insurance             5/3/99     10.83    N/A      N/A     N/A   1.97%     10.01%      N/A      N/A        N/A       8.28%
Series-Federated Quality Bond
Fund II


Fidelity VIP Equity Income     10/9/86     11.31   27.54%  11.10%   5.83%  4.23%      7.87%    14.17%    26.85%     84.16%  463.76%
Portfolio: Service Class

Fidelity VIP Growth            10/9/86     14.59   22.95%  38.82%  36.74%  0.20%    -11.42%    21.13%    68.13%    136.24%  716.07%
Portfolio: Service Class

Fidelity VIP High Income       9/19/85      7.47   17.11%  -4.81%   7.64%  2.10%    -22.92%   -17.03%   -21.01%      5.05%  219.45%
Portfolio: Service Class

Fidelity VIP Overseas          1/28/87     10.86   11.11%  12.19%  41.89%  0.22%    -19.47%    14.25%    28.19%     60.61%  190.94%
Portfolio: Service Class

Fidelity VIP II Contrafund      1/3/95     13.03   23.58%  29.42%  23.65%  3.33%     -7.09%    14.90%    48.70%    121.98%  208.78%
Portfolio: Service Class

Fidelity VIP III Growth         1/3/95      9.63   29.43%  24.01%   3.77%  0.77%    -17.51%   -14.40%     6.15%     61.86%  113.63%
Opportunities Portfolio:
Service Class



GVIT Dreyfus GVIT Mid Cap     10/31/97     13.57    N/A    10.37%  20.44%  7.33%     14.75%    38.20%    52.52%      N/A     51.88%
Index Fund: Class I

GVIT Federated GVIT Equity    10/31/97     11.12    N/A    14.67%  18.02%  2.35%    -10.98%     5.06%    20.49%      N/A     22.53%
Income Fund: Class I

GVIT Federated GVIT High      10/31/97      9.44    N/A     5.37%   2.78%  2.97%     -8.64%    -6.10%    -1.05%      N/A      1.13%
Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging    8/31/00      8.70    N/A      N/A    N/A    3.27%       N/A       N/A      N/A        N/A    -18.82%
Markets Fund: Class I

GVIT Gartmore GVIT Global      6/30/00      6.01    N/A      N/A    N/A   -0.90%       N/A       N/A      N/A        N/A    -25.11%
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Government  11/8/82     11.63   9.32%    8.47%  -2.74%  1.86%     12.09%     9.01%    18.26%     33.13%  332.75%
Bond Fund: Class I

GVIT Gartmore GVIT Growth      4/15/92      8.51  33.96%   29.45%   3.86% -2.28%    -26.82%   -24.00%    -1.61%     65.57%  142.46%
Fund: Class I

GVIT Gartmore GVIT             8/31/00      9.24    N/A      N/A    N/A    4.07%       N/A       N/A       N/A       N/A    -20.30%
International Growth Fund:
Class I

GVIT Gartmore GVIT Money      11/10/81     11.38   4.85%    4.86%   4.43%  0.49%      5.60%    10.29%    15.63%     26.96%  225.76%
Market Fund: Class I

GVIT Gartmore GVIT Total       11/8/82     10.53  28.91%   17.60%   6.52%  0.58%     -2.51%     3.84%    22.13%     91.03% 1022.08%
Return Fund: Class I

GVIT Gartmore GVIT Worldwide  10/31/97     11.09    N/A    18.66%  22.43%  3.17%    -12.67%     6.92%    26.88%       N/A    28.28%
Leaders Fund: Class I

GVIT GVIT Small Cap Growth      5/3/99     17.07    N/A      N/A    N/A    7.23%    -16.50%      N/A       N/A        N/A    70.73%
Fund: Class I

GVIT GVIT Small Cap Value     10/31/97     12.10    N/A    -3.45%  27.33%  7.50%     10.76%    41.02%    36.17%       N/A    33.87%
Fund: Class I

GVIT GVIT Small Company Fund: 10/23/95     14.09  16.88%    0.61%  43.45%  9.09%      8.47%    55.58%    56.53%    123.78%  155.80%
Class I

GVIT J.P. Morgan GVIT         10/31/97      9.98    N/A     7.64%   0.47%  1.25%     -0.75%    -0.28%     7.34%       N/A     8.82%
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector    10/31/97     10.64    N/A     2.19%   1.15%  3.38%      5.23%     6.44%     8.76%       N/A     9.84%
Bond Fund: Class I

GVIT Nationwide GVIT          10/31/97      9.40    N/A    -0.01%  -3.46%  6.21%      7.18%     3.47%     3.46%       N/A     5.08%
Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap      10/31/97     16.32    N/A    14.14%  84.02% 13.40%    -15.72%    55.10%    77.02%       N/A    80.79%
Growth Fund: Class I

GVIT Turner GVIT Growth Focus  6/30/00      6.34    N/A      N/A    N/A   -0.53%       N/A       N/A       N/A        N/A   -40.42%
Fund: Class I



Janus Aspen Series Capital      5/1/97      8.21    N/A    57.50%  66.30%  2.70%    -19.67%    33.59%   110.40%       N/A   165.68%
Appreciation: Service Shares

Janus Aspen Series Global      1/18/00      6.56    N/A      N/A    N/A   -1.54%       N/A       N/A       N/A        N/A   -34.36%
Technology: Service Shares

Janus Aspen Series              5/2/94      8.24  18.05%   16.78%  81.62%  0.86%    -17.30%    50.21%    75.40%    177.66%  230.21%
International Growth: Service
Shares



Neuberger Berman AMT Guardian  11/3/97     10.77    N/A    31.14%  14.47%  3.14%      0.73%    15.30%    51.22%       N/A    58.98%
Portfolio

Neuberger Berman AMT Mid Cap   11/3/97     15.96    N/A    38.73%  53.28%  6.76%     -7.83%    41.28%    95.97%       N/A   129.56%
Growth Portfolio

Neuberger Berman AMT Partners  3/22/94     10.02  30.73%    3.79%   6.94%  5.86%      0.30%     7.27%    11.32%     87.86%  148.65%
Portfolio



Oppenheimer Variable Account   8/15/86     15.66  11.23%   11.91%  82.87%  2.64%    -11.59%    61.67%    80.92%    140.95%  774.98%
Funds - Oppenheimer
Aggressive Growth Fund/VA



Oppenheimer Variable Account    4/3/85     14.95  26.19%   23.50%  41.09%  3.22%     -0.63%    40.21%    73.15%    172.49%  926.44%
Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account  11/12/90      9.57  21.94%   13.65%  57.87%  5.50%      4.67%    65.25%    87.82%    168.72%  316.81%
Funds - Oppenheimer Global
Securities Fund

Oppenheimer Variable Account    7/5/95      9.85  31.96%    4.28%  21.22%  2.13%     -9.14%    10.15%    14.87%    100.09%  150.11%
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA



Strong Opportunity Fund II,     5/8/92      9.85  24.96%   13.09%  34.38%  7.06%      6.18%    42.68%    61.36%    137.33%  343.32%
Inc.





                               Annualized Percentage  Change


                                3 Yrs     5 Yrs    Inception
UNDERLYING INVESTMENT OPTIONS      to        to        to
                                12/31/00  12/31/00  12/31/00

American Century Variable         9.76%      N/A      11.81%
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable        16.99%    16.61%     13.19%
Portfolios, Inc. - American
Century VP International

American Century Variable         6.65%      N/A      12.13%
Portfolios, Inc. - American
Century VP Value



Credit Suisse Trust - Global     11.73%      N/A      10.61%
Post-Venture Capital
Portfolio

Credit Suisse Trust -             5.78%     4.77%      5.63%
International Focus Portfolio

Credit Suisse Trust - Large       8.63%      N/A       9.45%
Cap Value Portfolio



Dreyfus Investment                 N/A       N/A      14.75%
Portfolios-European Equity
Portfolio: Initial Shares

The Dreyfus Socially             13.95%    17.97%     18.05%
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,        11.50%    17.50%     14.35%
Inc.: Initial Shares

Dreyfus Variable Investment      12.52%    17.84%     16.69%
Fund- Appreciation Portfolio:
Initial Shares


Federated Insurance               N/A        N/A       4.91%
Series-Federated Quality Bond
Fund II


Fidelity VIP Equity Income        8.25%    12.99%     12.93%
Portfolio: Service Class

Fidelity VIP Growth              18.91%    18.76%     15.90%
Portfolio: Service Class

Fidelity VIP High Income         -7.56%     0.99%      7.90%
Portfolio: Service Class

Fidelity VIP Overseas             8.63%     9.94%      7.97%
Portfolio: Service Class

Fidelity VIP II Contrafund       14.14%    17.29%     20.70%
Portfolio: Service Class

Fidelity VIP III Growth           2.01%    10.11%     13.51%
Opportunities Portfolio:
Service Class



GVIT Dreyfus GVIT Mid Cap        15.11%      N/A      14.11%
Index Fund: Class I

GVIT Federated GVIT Equity        6.41%      N/A       6.63%
Income Fund: Class I

GVIT Federated GVIT High         -0.35%      N/A       0.36%
Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging       N/A        N/A     -46.50%
Markets Fund: Class I

GVIT Gartmore GVIT Global         N/A        N/A     -43.91%
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Government     5.75%     5.89%      8.41%
Bond Fund: Class I

GVIT Gartmore GVIT Growth        -0.54%    10.61%     10.71%
Fund: Class I

GVIT Gartmore GVIT                N/A        N/A     -49.37%
International Growth Fund:
Class I

GVIT Gartmore GVIT Money          4.96%     4.89%      6.37%
Market Fund: Class I

GVIT Gartmore GVIT Total          6.89%    13.82%     14.25%
Return Fund: Class I

GVIT Gartmore GVIT Worldwide      8.26%      N/A       8.18%
Leaders Fund: Class I

GVIT GVIT Small Cap Growth         N/A       N/A      38.06%
Fund: Class I

GVIT GVIT Small Cap Value        10.84%      N/A       9.65%
Fund: Class I

GVIT GVIT Small Company Fund:    16.11%    17.48%     19.85%
Class I

GVIT J.P. Morgan GVIT             2.39%      N/A       2.71%
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector        2.84%      N/A       3.01%
Bond Fund: Class I

GVIT Nationwide GVIT              1.14%      N/A       1.58%
Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap         20.97%      N/A      20.56%
Growth Fund: Class I

GVIT Turner GVIT Growth Focus      N/A       N/A     -64.50%
Fund: Class I



Janus Aspen Series Capital       28.14%      N/A      30.56%
Appreciation: Service Shares

Janus Aspen Series Global          N/A       N/A     -35.75%
Technology: Service Shares

Janus Aspen Series               20.60%    22.66%     19.64%
International Growth: Service
Shares



Neuberger Berman AMT Guardian    14.78%      N/A      15.81%
Portfolio

Neuberger Berman AMT Mid Cap     25.14%      N/A      30.10%
Growth Portfolio

Neuberger Berman AMT Partners     3.64%    13.44%     14.39%
Portfolio



Oppenheimer Variable Account     21.85%    19.23%     16.29%
Funds - Oppenheimer
Aggressive Growth Fund/VA



Oppenheimer Variable Account     20.08%    22.20%     15.94%
Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account     23.38%    21.86%     15.13%
Funds - Oppenheimer Global
Securities Fund

Oppenheimer Variable Account      4.73%    14.88%     18.19%
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA



Strong Opportunity Fund II,      17.29%    18.87%     18.80%
Inc.

                                                      Annual Percentage                Non-annualized Percentage Change
                                                            Change

                                Fund       Unit                            1 mo      1 Yr     2 Yrs      3 Yrs     5 Yrs   Inception
UNDERLYING INVESTMENT OPTIONS  Inception  Values   1998     1999    2000     To        to        to        to        to        to
                               Date**    12/31/00                         12/31/00  12/31/00  12/31/00  12/31/00  12/31/00  12/31/00

Universal Institutional        6/16/97      9.67    N/A   -28.66%  28.86%  3.28%     10.94%    42.97%     1.99%       N/A     2.55%
Funds, Inc. - Emerging
Markets Debt Portfolio

Universal Institutional        10/18/99     8.67    N/A      N/A     N/A   7.54%     -7.70%     N/A        N/A        N/A    27.65%
Funds, Inc. - Mid Cap Growth
Portfolio

Universal Institutional        7/3/95      10.96  20.99%  -11.97%  -3.76%  5.97%     27.55%    22.77%     8.07%     83.02%   97.87%
Funds, Inc. - U.S. Real
Estate Securities Portfolio



Van Eck Worldwide Insurance    12/21/95     7.30  -11.96  -34.39%  99.48% -2.50%    -42.10%    15.50%   -24.22%    -15.71%  -16.57%
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance    9/1/89       9.15  -2.07%  -31.24%  20.52% 11.93%   1140.00%    33.73%    -8.05%      5.88%   56.37%
Trust - Worldwide Hard Assets
Fund


                               Annualized Percentage  Change


                                3 Yrs     5 Yrs    Inception
UNDERLYING INVESTMENT OPTIONS      to        to        to
                                12/31/00  12/31/00  12/31/00

Universal Institutional           0.66%     N/A        0.71%
Funds, Inc. - Emerging
Markets Debt Portfolio

Universal Institutional            N/A      N/A       22.53%
Funds, Inc. - Mid Cap Growth
Portfolio

Universal Institutional           2.62%    12.85%     13.23%
Funds, Inc. - U.S. Real
Estate Securities Portfolio



Van Eck Worldwide Insurance      -8.83%    -3.36%     -3.54%
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance    -237.00%   155.00%      4.02%
Trust - Worldwide Hard Assets
Fund


     **The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

     The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

   Financial Statements to be added by subsequent Post Effective Amendment to the Registration Statement.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Post-Effective Amendment No. 8 comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of ____ pages.

Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.     Power of Attorney dated April 4, 2001.                  Attached hereto.

2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VLI Separate Account-2 (File No. 811-5311),
       adopted                                                 and is hereby incorporated by reference.

3.     Distribution Contracts                                  Filed previously with Post-Effective Amendment No. 4
                                                               (333-43671) and is hereby incorporated by reference.

4.     Form of Security                                        Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43671) on January 2, 1998 and hereby
                                                               incorporated by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form N-8B-2 for the Nationwide VLI Separate Account-2 (File No. 811-5311),
                                                               and is hereby incorporated by reference.

6.     Application form of Security                            Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43671) on January 2, 1998 and hereby
                                                               incorporated by reference.

7.     Opinion of Counsel                                      Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43671) on January 2, 1998 and hereby
                                                               incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the policy owners and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                                   SIGNATURES
As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4, certifies that this Post-Effective Amendment No. 8 meets the requirements of Securities Act Rule 485(a) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this ___ day of February, 2002.

                                          NATIONWIDE VLI SEPARATE ACCOUNT-4
                                 -----------------------------------------------
                                                    (Registrant)
(Seal)                                    NATIONWIDE LIFE INSURANCE COMPANY
                                 -----------------------------------------------
Attest:                                              (Depositor)

By:     /s/ GLENN W. SODEN         By:        /s/ STEVEN SAVINI, ESQ.
--------------------------------   ---------------------------------------------
             Glenn W. Soden                       Steven Savini, Esq.
           Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the ___ day of February, 2002.


               SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------              Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------                And Director
W.G. Jurgensen

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------                  Director
David O. Miller

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart



                                            By /s/ STEVEN SAVINI
                                   --------------------------------------------
                                                Steven Savini
                                              Attorney-in-Fact